INCOME TAX AND SOCIAL CONTRIBUTION (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax And Social Contribution
Actuarial gains on defined benefit pension plan	R$ 100,139	R$ 104,533
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	1,571,953	1,959,556
Total	R$ 2,693,484	R$ 1,738,739